Jun-23-03 04:43pm From- T-189 P.002/002 F-398

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certmys

NYSE

03058147

1-12252

JUN 2 3 2003

June 23, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 26 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, EQUITY RESIDENTIAL, Depositary Shares (Each representing a 1/10th fractional interest in a 6.48% Series N Cumulative Redeemable Preferred Share of Beneficial Interest, par value $0.01 per Share) (Liquidation Preference equivalent to $25.00 per Depositary Share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 23, 2003. Tentative listing date – June 25, 2003.

Sincerely,

[signature]